Taxation (Details) - Schedule of Operating Tax Losses Carried Forward ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	¥ 174,332
Loss expiring for the year ended December 31, 2024 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2025 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2026 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	29,900
Loss expiring for the year ended December 31, 2027 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	56,782
Loss expiring for the year ended December 31, 2028 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	81,800
Loss expiring for the year ended December 31, 2029 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2030 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2031 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2032 [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended
Loss expiring for the year ended December 31, 2033 and thereafter [Member]
Schedule of Operating Tax Losses Carried Forward [Line Items]
Loss expiring for the year ended	¥ 5,850